Intangibles - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in intangibles
Balance at beginning of year	$ 9,296	$ 8,499
Additions	478	2,542
Disposals	(7)	(141)
Amortization	(275)	(201)
Acquisition of NLC	1,428
Impairment of discontinued operations	(1,422)
Translation adjustment	(487)	(1,403)
Balance at end of year	9,011	9,296
Goodwill
Changes in intangibles
Balance at beginning of year	3,298	3,629
Translation adjustment	(90)	(331)
Balance at end of year	3,208	3,298
Concessions
Changes in intangibles
Balance at beginning of year	5,391	3,970
Additions	431	2,513
Disposals	(7)	(7)
Amortization	(240)	(177)
Acquisition of NLC	1,428
Impairment of discontinued operations	(1,422)
Translation adjustment	(358)	(908)
Balance at end of year	5,223	5,391
Right of use
Changes in intangibles
Balance at beginning of year		140
Disposals		(134)
Amortization		(1)
Translation adjustment		(5)
Software
Changes in intangibles
Balance at beginning of year	76	76
Additions	47	29
Amortization	(35)	(23)
Translation adjustment	(2)	(6)
Balance at end of year	86	76
Research and development project and patents
Changes in intangibles
Balance at beginning of year	531	684
Translation adjustment	(37)	(153)
Balance at end of year	494	531
Gross carrying amount
Changes in intangibles
Balance at beginning of year	11,067
Balance at end of year	10,550	11,067
Gross carrying amount | Goodwill
Changes in intangibles
Balance at beginning of year	3,298
Balance at end of year	3,208	3,298
Gross carrying amount | Concessions
Changes in intangibles
Balance at beginning of year	6,393
Balance at end of year	6,332	6,393
Gross carrying amount | Right of use
Changes in intangibles
Balance at beginning of year	102
Balance at end of year		102
Gross carrying amount | Software
Changes in intangibles
Balance at beginning of year	743
Balance at end of year	516	743
Gross carrying amount | Research and development project and patents
Changes in intangibles
Balance at beginning of year	531
Balance at end of year	494	531
Accumulated amortization
Changes in intangibles
Balance at beginning of year	(1,771)
Balance at end of year	(1,539)	(1,771)
Accumulated amortization | Concessions
Changes in intangibles
Balance at beginning of year	(1,002)
Balance at end of year	(1,109)	(1,002)
Accumulated amortization | Right of use
Changes in intangibles
Balance at beginning of year	(102)
Balance at end of year		(102)
Accumulated amortization | Software
Changes in intangibles
Balance at beginning of year	(667)
Balance at end of year	$ (430)	$ (667)